Revenue and Expenses - Earnings Per Share (Details) - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Basic earnings per share (in euros per share)	€ 0.24	€ 0.16	€ 0.54
Diluted earnings per share (in euros per share)	€ 0.24	€ 0.16	€ 0.54